PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 8,914	$ 7,200
Accumulated depreciation	6,213	5,560
Depreciated cost	2,701	1,640
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,390	3,206
Accumulated depreciation	2,990	2,855
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	852	852
Accumulated depreciation	785	760
Trade Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	42	42
Accumulated depreciation	42	39
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	210	210
Accumulated depreciation	206	198
Equipment held by customer [Member]
Property, Plant and Equipment [Line Items]
Cost	4,420	2,890
Accumulated depreciation	$ 2,190	$ 1,708